Federated Hermes Mid-Cap Index Fund Investment Strategy - Federated Hermes Mid-Cap Index Fund	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	RISK/RETURN SUMMARY: INVESTMENTS, RISKS and PERFORMANCEWhat are the Fund’s Main Investment Strategies?
Strategy Narrative [Text Block]	The Fund normally invests its assets primarily in common stocks included in the S&P MidCap 400 Index (“Index”). The Index is a broad-based market capitalization-weighted index of common stocks representing all major industries in the mid-range of the U.S. stock market. Under normal circumstances, Federated Equity Management Company of Pennsylvania (the “Manager” or “Adviser”) will also use enhanced management techniques as further described in the Prospectus in an attempt to improve the performance of the Fund’s portfolio relative to the Index to compensate for Fund expenses and tracking error. The Manager’s principal enhanced management technique will be to over or underweight positions in securities within the Index based upon the Manager’s quantitative analysis of the securities. The Fund may invest in derivative contracts (such as, for example, futures contracts) to implement its investment strategies. The Fund may use derivative contracts to increase or decrease the portfolio’s exposure to the investment(s) underlying the derivative contracts in an attempt to benefit from changes in the value of the underlying investment(s), to realize gains from trading a derivative contract or to hedge against potential losses. There can be no assurances that the Fund’s use of derivative contracts will work as intended. Derivative investments made by the Fund are included within the Fund’s 80% policy (as described below) and are calculated at market value. Consistent with the Fund’s benchmark, the Fund may, from time to time, have larger allocations to certain broad market sectors in attempting to achieve its investment objective. The Fund will invest its net assets so that at least 80% of its net assets (plus any borrowings for investment purposes) are invested in Index investments. The Fund will notify shareholders at least 60 days in advance of any change in this investment policy. The Fund’s Manager has received an exemptive order from the SEC to permit the Trust and the Board of Trustees (the “Board”) to appoint and replace sub-advisers for the Fund and to enter into and amend the Fund’s sub-advisory agreements without further shareholder approval.